Income Taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets (liabilities)
Deferred income tax assets	$ 682	$ 682	$ 0
Deferred income tax liabilities	(10,066)	(10,066)	(9,796)
Net deferred income taxes	(9,384)	(9,384)	(9,796)
Deferred income tax assets
Tax-deductible goodwill	682	682	0
Net operating losses and tax credit carryforwards	130	130	46
Lease liabilities	126	126	132
Pension liability	95	95	93
Personal Injury & legal claims	59	59	61
Other postretirement benefits liability	38	38	38
Compensation reserves	37	37	45
Unrealized foreign exchange losses	0	0	61
Other	56	56	53
Total deferred income tax assets	1,223	1,223	529
Deferred income tax liabilities
Properties	(9,560)	(9,560)	(9,296)
Pension asset	(822)	(822)	(794)
Operating lease right-of-use assets	(106)	(106)	(117)
Other	(119)	(119)	(118)
Total deferred income tax liabilities	(10,607)	(10,607)	(10,325)
Net deferred income taxes	(9,384)	(9,384)	(9,796)
Net deferred income taxes by jurisdiction
Domestic	(5,950)	(5,950)	(5,614)
U.S. [Member]
Net deferred income taxes by jurisdiction
Foreign U.S.	(4,116)	(4,116)	(4,182)
Net interest expense deduction carryforward	480	480
Non-US [Member]
Net deferred income taxes by jurisdiction
Foreign U.S.	682	682	$ 0
Unamortized tax deductible goodwill	5,800	5,800
State and Local Jurisdiction [Member] | U.S. [Member]
Net deferred income taxes by jurisdiction
Net operating loss carryforwards	$ 200	$ 200